Trade and other payables (Details) - USD ($) $ in Millions	Dec. 31, 2018	Jan. 01, 2018	Dec. 31, 2017	Dec. 31, 2016
Current liabilities
Trade payables	$ 1,720		$ 2,285	$ 1,680
Value added and payroll taxes and social security	204		243	240
Rebates, chargebacks, returns and other revenue accruals	4,043		3,264	3,601
Clinical trial accruals	993		922	696
Other accruals	3,951		3,324	2,714
Externalisation revenue contract liabilities	92
Contingent consideration	867		555	527
Other payables	971		1,048	1,028
Total	12,841		11,641	10,486
Contract liabilities within rebates, chargebacks, returns and other accruals	126	$ 138
Non-current liabilities
Accruals	7		143	292
Externalisation revenue contract liabilities	78
Contingent consideration	4,239		4,979	4,930
Other payables	608		895	2,365
Total	6,770		7,840	9,488
Trade payables
Trade payables, supply chain financing programme	166		64	0
Acerta Pharma
Non-current liabilities
Other payables	1,838		$ 1,823	$ 1,901
Contract Revenue
Current liabilities
Contract liabilities	139
Other Revenue
Current liabilities
Contract liabilities	104
Externalisation Revenue
Current liabilities
Contract liabilities	$ 35	$ 35